Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

24.Related party transactions

As at March 31, 2022 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, Dmitrii Bukhman and Igor Bukhman, each owning 18.9% and Ivan Tavrin owning 5.9% of the issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Directors’ remuneration	560	188	302	95
-short-term employee benefits	425	188	240	95
-share-based payments	135	—	62	—
Other members of key management’s remuneration	1,802	394	763	218
-short-term employee benefits	874	394	383	218
-share-based payments	928	—	380	—
	2,362	558	1,065	409

(ii)Loans receivable

	June 30, 2022	December 31, 2021
Loan to the Company’s employees	356	123
Loan to Castcrown Ltd - net (Note 16)	4,455	—
Loan to MX Capital Ltd - net (Note 16)	9,984	—
	14,795	123

The amount of ECL in respect of loans receivable from related parties is 3,282 as at June 30, 2022 and is 0 as at December 31, 2021.